Quarterly Holdings Report
for

Fidelity Freedom® 2010 Fund

June 30, 2021

F10-QTLY-0821
1.818356.116

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.04% 7/22/21 to 9/16/21
(Cost $1,719,951)	1,720,000	1,719,883
	Shares	Value

Domestic Equity Funds - 17.0%
Fidelity Series All-Sector Equity Fund (a)	2,452,953	$31,226,097
Fidelity Series Blue Chip Growth Fund (a)	2,540,367	48,927,470
Fidelity Series Commodity Strategy Fund (a)	27,336,105	152,262,104
Fidelity Series Growth Company Fund (a)	4,712,106	124,635,206
Fidelity Series Intrinsic Opportunities Fund (a)	5,656,847	128,749,831
Fidelity Series Large Cap Stock Fund (a)	5,665,166	112,170,287
Fidelity Series Large Cap Value Index Fund (a)	2,671,468	41,274,175
Fidelity Series Opportunistic Insights Fund (a)	2,839,464	64,342,255
Fidelity Series Small Cap Discovery Fund (a)	1,001,560	13,941,720
Fidelity Series Small Cap Opportunities Fund (a)	2,540,849	46,294,272
Fidelity Series Stock Selector Large Cap Value Fund (a)	6,290,660	95,114,775
Fidelity Series Value Discovery Fund (a)	4,337,076	72,949,616
TOTAL DOMESTIC EQUITY FUNDS
(Cost $537,070,408)		931,887,808

International Equity Funds - 17.4%
Fidelity Series Canada Fund (a)	3,863,836	54,170,987
Fidelity Series Emerging Markets Fund (a)	3,484,219	42,507,475
Fidelity Series Emerging Markets Opportunities Fund (a)	14,218,818	381,917,444
Fidelity Series International Growth Fund (a)	7,395,861	144,663,040
Fidelity Series International Small Cap Fund (a)	2,005,361	44,659,381
Fidelity Series International Value Fund (a)	12,899,912	144,092,016
Fidelity Series Overseas Fund (a)	10,604,001	144,532,536
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $592,350,190)		956,542,879

Bond Funds - 48.5%
Fidelity Series Emerging Markets Debt Fund (a)	3,145,846	29,319,280
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	913,469	9,472,670
Fidelity Series Floating Rate High Income Fund (a)	618,070	5,717,151
Fidelity Series High Income Fund (a)	3,586,098	34,390,678
Fidelity Series Inflation-Protected Bond Index Fund (a)	48,950,777	537,479,532
Fidelity Series International Credit Fund (a)	413,271	4,178,169
Fidelity Series Investment Grade Bond Fund (a)	158,678,042	1,859,706,649
Fidelity Series Long-Term Treasury Bond Index Fund (a)	19,813,432	165,838,427
Fidelity Series Real Estate Income Fund (a)	1,804,580	20,969,217
TOTAL BOND FUNDS
(Cost $2,554,495,079)		2,667,071,773

Short-Term Funds - 17.1%
Fidelity Cash Central Fund 0.06% (b)	2,649,500	2,650,030
Fidelity Series Government Money Market Fund 0.08% (a)(c)	769,791,712	769,791,712
Fidelity Series Short-Term Credit Fund (a)	16,328,386	165,896,406
TOTAL SHORT-TERM FUNDS
(Cost $935,476,190)		938,338,148
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,621,111,818)		5,495,560,491
NET OTHER ASSETS (LIABILITIES) - 0.0%		(69,763)
NET ASSETS - 100%		$5,495,490,728

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$352
Total	$352

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$4,295,661	$4,927,820	$6,573,452	$--	$--	$2,650,030	0.0%
Total	$4,295,661	$4,927,820	$6,573,452	$--	$--	$2,650,030

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$32,410,531	$171,971	$4,036,721	$--	$518,532	$2,161,784	$31,226,097
Fidelity Series Blue Chip Growth Fund	51,431,612	1,580,739	9,385,528	--	1,255,946	4,044,701	48,927,470
Fidelity Series Canada Fund	48,634,875	5,708,106	4,788,397	--	736,468	3,879,935	54,170,987
Fidelity Series Commodity Strategy Fund	153,314,305	104,623	21,235,723	--	1,270,579	18,808,320	152,262,104
Fidelity Series Emerging Markets Debt Fund	29,464,295	658,625	1,577,318	326,311	(98,404)	872,082	29,319,280
Fidelity Series Emerging Markets Debt Local Currency Fund	9,656,836	6,848	525,547	--	2,247	332,286	9,472,670
Fidelity Series Emerging Markets Fund	48,314,413	317,073	8,136,717	--	1,443,151	569,555	42,507,475
Fidelity Series Emerging Markets Opportunities Fund	441,066,223	297,832	79,047,079	--	24,350,231	(4,749,763)	381,917,444
Fidelity Series Floating Rate High Income Fund	5,935,721	62,740	319,490	58,553	(21,454)	59,634	5,717,151
Fidelity Series Government Money Market Fund 0.08%	786,773,183	34,906,237	51,887,708	123,387	--	--	769,791,712
Fidelity Series Growth Company Fund	131,328,256	3,394,431	26,434,459	--	2,716,618	13,630,360	124,635,206
Fidelity Series High Income Fund	35,028,537	444,041	1,850,240	420,066	4,218	764,122	34,390,678
Fidelity Series Inflation-Protected Bond Index Fund	541,960,921	7,148,996	23,595,215	--	226,727	11,738,103	537,479,532
Fidelity Series International Credit Fund	4,100,541	23,831	--	23,831	--	31,562	4,178,169
Fidelity Series International Growth Fund	136,287,006	11,600,013	14,985,079	--	1,603,435	10,157,665	144,663,040
Fidelity Series International Small Cap Fund	43,185,359	1,944,047	3,658,785	--	1,421,209	1,767,551	44,659,381
Fidelity Series International Value Fund	136,135,624	17,162,010	13,061,127	--	2,424,038	1,431,471	144,092,016
Fidelity Series Intrinsic Opportunities Fund	131,704,442	3,424,740	13,565,497	--	6,010,399	1,175,747	128,749,831
Fidelity Series Investment Grade Bond Fund	1,874,217,150	46,445,892	91,676,458	9,514,578	(128,966)	30,849,031	1,859,706,649
Fidelity Series Large Cap Stock Fund	115,140,392	361,930	11,546,737	--	5,428,107	2,786,595	112,170,287
Fidelity Series Large Cap Value Index Fund	42,442,922	29,002	3,379,594	--	1,148,728	1,033,117	41,274,175
Fidelity Series Long-Term Treasury Bond Index Fund	151,065,548	16,496,317	11,234,368	949,014	(1,677,714)	11,188,644	165,838,427
Fidelity Series Opportunistic Insights Fund	67,233,767	378,052	10,647,811	--	2,512,156	4,866,091	64,342,255
Fidelity Series Overseas Fund	136,515,566	12,997,923	15,587,068	--	3,125,415	7,480,700	144,532,536
Fidelity Series Real Estate Income Fund	21,227,426	43,993	1,370,710	29,532	162,175	906,333	20,969,217
Fidelity Series Short-Term Credit Fund	165,002,037	7,421,202	6,359,372	599,143	735	(168,196)	165,896,406
Fidelity Series Small Cap Discovery Fund	14,409,248	1,420,685	1,453,818	1,410,605	442,923	(877,318)	13,941,720
Fidelity Series Small Cap Opportunities Fund	48,190,572	1,231,763	4,519,595	--	1,585,888	(194,356)	46,294,272
Fidelity Series Stock Selector Large Cap Value Fund	97,326,116	1,050,978	9,014,429	--	2,836,165	2,915,945	95,114,775
Fidelity Series Value Discovery Fund	74,848,814	778,900	6,897,645	--	2,702,453	1,517,094	72,949,616
	$5,574,352,238	$177,613,540	$451,778,235	$13,455,020	$62,002,005	$128,978,795	$5,491,190,578

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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